CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount	Contributed Surplus	Warrants	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive income (loss)
Balance at Dec. 31, 2012				$ 283,482,779	$ 5,171,603		$ 19,762,883	$ (302,209,087)	$ 211,683
Balance, (in shares) at Dec. 31, 2012		72,211,473	500,236
Net loss								(15,436,410)
Other comprehensive loss									(214,257)
Stock option compensation							594,517
Fair value of options exercised				508,175			(508,175)
Fair value of warrants issued						$ 543,915
Common shares issued for:
Private placement				4,478,566
Private placement (in shares)		1,750,000
Option exercises				677,718
Option exercises (in shares)		1,560,188
Debt settlement				2,175
Debt settlement (in shares)		750
Balance at Dec. 31, 2013				289,149,413	5,171,603	543,915	19,849,225	(317,645,497)	(2,574)
Balance, (in shares) at Dec. 31, 2013		75,522,411	500,236
Common shares issued for:
Option exercises				100,100
Option exercises (in shares)		55,000
Balance at Dec. 31, 2014	$ (20,976,433)			289,326,172	11,682,644	543,915	20,669,308	(343,215,476)	17,004
Balance, (in shares) at Dec. 31, 2014		76,077,547	100
Common shares issued for:
Net loss								(25,569,979)
Other comprehensive income									19,578
Stock option compensation							896,742
Fair value of options exercised				76,659			(76,659)
Equity Units converted to shares		500,136	(500,136)
Equity component - convertible notes					6,511,041
Net loss								(18,135,897)
Other comprehensive income									52,074
Stock option compensation							315,273
Fair value of options exercised				461,256			(461,256)
Equity Units converted to shares		100	(100)
Warrant expiration					543,915	$ (543,915)
Equity component - convertible notes					18,209,066
Option exercises				679,990
Option exercises (in shares)		369,500
Balance at Dec. 31, 2015	$ (19,855,927)			$ 290,467,418	$ 30,435,625		$ 20,523,325	$ (361,351,373)	$ 69,078
Balance, (in shares) at Dec. 31, 2015		76,447,147